Distribution Date:	08/17/26	Wells Fargo Commercial Mortgage Trust 2018-C48
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2018-C48

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark		ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13-14		740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95001RAS8	3.378000%	18,490,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95001RAT6	4.224000%	36,431,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95001RAU3	4.024000%	23,767,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	95001RAV1	4.245000%	32,713,000.00	13,457,883.54	614,032.76	47,607.26	0.00	0.00	661,640.02	12,843,850.78	34.91%	30.00%
A-4	95001RAW9	4.037000%	198,000,000.00	179,288,228.34	20,696.57	603,155.48	0.00	0.00	623,852.05	179,267,531.77	34.91%	30.00%
A-5	95001RAX7	4.302000%	274,352,000.00	274,352,000.00	0.00	983,551.92	0.00	0.00	983,551.92	274,352,000.00	34.91%	30.00%
A-S	95001RBA6	4.703000%	59,418,000.00	59,418,000.00	0.00	232,869.04	0.00	0.00	232,869.04	59,418,000.00	26.62%	22.88%
B	95001RBB4	4.904000%	40,654,000.00	40,654,000.00	0.00	166,139.35	0.00	0.00	166,139.35	40,654,000.00	20.95%	18.00%
C	95001RBC2	5.296535%	38,570,000.00	38,570,000.00	0.00	170,239.46	0.00	0.00	170,239.46	38,570,000.00	15.56%	13.38%
D	95001RAC3	3.000000%	31,848,000.00	31,848,000.00	0.00	79,620.00	0.00	0.00	79,620.00	31,848,000.00	11.12%	9.56%
E-RR	95001RAE9	5.296535%	14,018,000.00	14,018,000.00	0.00	61,872.35	0.00	0.00	61,872.35	14,018,000.00	9.16%	7.88%
F-RR	95001RAG4	5.296535%	20,848,000.00	20,848,000.00	0.00	92,018.46	0.00	0.00	92,018.46	20,848,000.00	6.25%	5.38%
G-RR	95001RAJ8	5.296535%	9,382,000.00	9,382,000.00	0.00	41,410.07	0.00	0.00	41,410.07	9,382,000.00	4.95%	4.25%
H-RR*	95001RAL3	5.296535%	35,442,944.00	35,442,944.00	0.00	116,512.17	0.00	0.00	116,512.17	35,442,944.00	0.00%	0.00%
V	95001RAN9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95001RAQ2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			833,933,944.00	717,279,055.88	634,729.33	2,594,995.56	0.00	0.00	3,229,724.89	716,644,326.55

X-A	95001RAY5	1.097893%	583,753,000.00	467,098,111.88	0.00	427,353.17	0.00	0.00	427,353.17	466,463,382.55
X-B	95001RAZ2	0.369475%	138,642,000.00	138,642,000.00	0.00	42,687.30	0.00	0.00	42,687.30	138,642,000.00
X-D	95001RAA7	2.296535%	31,848,000.00	31,848,000.00	0.00	60,950.03	0.00	0.00	60,950.03	31,848,000.00
Notional SubTotal			754,243,000.00	637,588,111.88	0.00	530,990.50	0.00	0.00	530,990.50	636,953,382.55

Deal Distribution Total					634,729.33	3,125,986.06	0.00	0.00	3,760,715.39

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001RAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95001RAT6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95001RAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	95001RAV1	411.39252102	18.77029805	1.45530095	0.00000000	0.00000000	0.00000000	0.00000000	20.22559900	392.62222297
A-4	95001RAW9	905.49610273	0.10452813	3.04623980	0.00000000	0.00000000	0.00000000	0.00000000	3.15076793	905.39157460
A-5	95001RAX7	1,000.00000000	0.00000000	3.58500000	0.00000000	0.00000000	0.00000000	0.00000000	3.58500000	1,000.00000000
A-S	95001RBA6	1,000.00000000	0.00000000	3.91916658	0.00000000	0.00000000	0.00000000	0.00000000	3.91916658	1,000.00000000
B	95001RBB4	1,000.00000000	0.00000000	4.08666675	0.00000000	0.00000000	0.00000000	0.00000000	4.08666675	1,000.00000000
C	95001RBC2	1,000.00000000	0.00000000	4.41377910	0.00000000	0.00000000	0.00000000	0.00000000	4.41377910	1,000.00000000
D	95001RAC3	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	95001RAE9	1,000.00000000	0.00000000	4.41377871	0.00000000	0.00000000	0.00000000	0.00000000	4.41377871	1,000.00000000
F-RR	95001RAG4	1,000.00000000	0.00000000	4.41377878	0.00000000	0.00000000	0.00000000	0.00000000	4.41377878	1,000.00000000
G-RR	95001RAJ8	1,000.00000000	0.00000000	4.41377851	0.00000000	0.00000000	0.00000000	0.00000000	4.41377851	1,000.00000000
H-RR	95001RAL3	1,000.00000000	0.00000000	3.28731637	1.12646258	10.17816268	0.00000000	0.00000000	3.28731637	1,000.00000000
V	95001RAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95001RAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001RAY5	800.16395955	0.00000000	0.73207876	0.00000000	0.00000000	0.00000000	0.00000000	0.73207876	799.07663438
X-B	95001RAZ2	1,000.00000000	0.00000000	0.30789588	0.00000000	0.00000000	0.00000000	0.00000000	0.30789588	1,000.00000000
X-D	95001RAA7	1,000.00000000	0.00000000	1.91377889	0.00000000	0.00000000	0.00000000	0.00000000	1.91377889	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	47,607.26	0.00	47,607.26	0.00	0.00	0.00	47,607.26	0.00
A-4	07/01/26 - 07/30/26	30	0.00	603,155.48	0.00	603,155.48	0.00	0.00	0.00	603,155.48	0.00
A-5	07/01/26 - 07/30/26	30	0.00	983,551.92	0.00	983,551.92	0.00	0.00	0.00	983,551.92	0.00
X-A	07/01/26 - 07/30/26	30	0.00	427,353.17	0.00	427,353.17	0.00	0.00	0.00	427,353.17	0.00
X-B	07/01/26 - 07/30/26	30	0.00	42,687.30	0.00	42,687.30	0.00	0.00	0.00	42,687.30	0.00
A-S	07/01/26 - 07/30/26	30	0.00	232,869.04	0.00	232,869.04	0.00	0.00	0.00	232,869.04	0.00
B	07/01/26 - 07/30/26	30	0.00	166,139.35	0.00	166,139.35	0.00	0.00	0.00	166,139.35	0.00
C	07/01/26 - 07/30/26	30	0.00	170,239.46	0.00	170,239.46	0.00	0.00	0.00	170,239.46	0.00
X-D	07/01/26 - 07/30/26	30	0.00	60,950.03	0.00	60,950.03	0.00	0.00	0.00	60,950.03	0.00
D	07/01/26 - 07/30/26	30	0.00	79,620.00	0.00	79,620.00	0.00	0.00	0.00	79,620.00	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	61,872.35	0.00	61,872.35	0.00	0.00	0.00	61,872.35	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	92,018.46	0.00	92,018.46	0.00	0.00	0.00	92,018.46	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	41,410.07	0.00	41,410.07	0.00	0.00	0.00	41,410.07	0.00
H-RR	07/01/26 - 07/30/26	30	319,409.10	156,437.32	0.00	156,437.32	39,925.15	0.00	0.00	116,512.17	360,744.05
Totals			319,409.10	3,165,911.21	0.00	3,165,911.21	39,925.15	0.00	0.00	3,125,986.06	360,744.05

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	Additional Information
Total Available Distribution Amount (1)	3,760,715.39
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,177,178.12	Master Servicing Fee	4,643.65
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,898.32
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	308.83
ARD Interest	0.00	Operating Advisor Fee	909.91
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	216.18
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,177,178.12	Total Fees	11,266.89

Principal		Expenses/Reimbursements
Scheduled Principal	560,441.93	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	23,205.12
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	11,589.37
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	5,130.66
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	74,287.40	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	634,729.33	Total Expenses/Reimbursements	39,925.15

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,125,986.06
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	634,729.33
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,760,715.39
Total Funds Collected	3,811,907.45	Total Funds Distributed	3,811,907.43

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	717,279,056.04	717,279,056.04	Beginning Certificate Balance	717,279,055.88
(-) Scheduled Principal Collections	560,441.93	560,441.93	(-) Principal Distributions	634,729.33
(-) Unscheduled Principal Collections	74,287.40	74,287.40	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	716,644,326.71	716,644,326.71	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	717,426,306.96	717,426,306.96	Ending Certificate Balance	716,644,326.55
Ending Actual Collateral Balance	716,827,047.75	716,827,047.75

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.16)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.16)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.30%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	65,212,565.53	9.10%	27	5.4026	NAP	Defeased	7	65,212,565.53	9.10%	27	5.4026	NAP
2,000,000 or less	1	1,400,323.51	0.20%	27	5.5500	3.004400	1.30 or less	9	165,873,846.91	23.15%	27	5.2900	0.704919
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	4	37,528,160.26	5.24%	12	5.1091	1.377806
3,000,001 to 4,000,000	4	14,037,599.29	1.96%	28	5.0940	2.927124	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	1	4,547,558.17	0.63%	27	5.3300	2.991600	1.51 to 1.75	4	69,910,174.92	9.76%	26	4.9571	1.671938
5,000,001 to 6,000,000	3	16,897,977.46	2.36%	27	5.1287	3.035670	1.76 to 2.00	6	93,934,432.41	13.11%	26	4.9763	1.883636
6,000,001 to 7,000,000	4	26,449,691.19	3.69%	28	5.6621	0.901761	2.01 to 2.25	4	50,794,148.29	7.09%	18	5.2350	2.160957
7,000,001 to 8,000,000	1	7,500,000.00	1.05%	27	4.9950	3.062200	2.26 to 2.50	6	69,451,749.63	9.69%	26	5.4204	2.418063
8,000,001 to 9,000,000	2	17,024,946.29	2.38%	(5)	4.7113	1.698789	2.51 to 2.75	3	71,724,169.46	10.01%	26	4.8272	2.617679
9,000,001 to 10,000,000	1	10,000,000.00	1.40%	26	5.0350	2.480000	2.76 to 3.00	2	5,947,881.68	0.83%	27	5.3818	2.994614
10,000,001 to 15,000,000	10	121,051,860.70	16.89%	23	5.1643	1.725477	3.01 or greater	5	86,267,197.62	12.04%	28	4.9862	3.280153
15,000,001 to 20,000,000	4	71,794,095.18	10.02%	24	5.0054	2.324354	Totals	50	716,644,326.71	100.00%	25	5.1438	1.854658
20,000,001 to 30,000,000	10	255,998,709.39	35.72%	27	5.1743	1.407246
30,000,001 to 50,000,000	1	38,629,000.00	5.39%	27	4.8570	1.914400
50,000,001 or greater	1	66,100,000.00	9.22%	28	4.9810	3.146800
Totals	50	716,644,326.71	100.00%	25	5.1438	1.854658
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	7	65,212,565.53	9.10%	27	5.4026	NAP	Tennessee	4	92,965,464.23	12.97%	27	5.1441	2.332266
Arizona	3	16,287,599.29	2.27%	26	4.7677	2.051258	Texas	2	9,649,097.81	1.35%	27	5.6509	1.631127
Arkansas	1	10,915,715.27	1.52%	28	5.4600	1.114300	Virginia	3	21,887,097.62	3.05%	1	4.6636	1.699307
California	7	52,224,169.46	7.29%	28	5.0730	2.566392	Washington	1	3,500,000.00	0.49%	27	5.2600	1.919500
Colorado	2	8,598,600.23	1.20%	26	5.3869	3.523801	Wisconsin	1	1,335,264.68	0.19%	25	5.1500	0.639400
Connecticut	3	33,871,121.33	4.73%	27	5.5632	1.511366	Totals	79	716,644,326.71	100.00%	25	5.1438	1.854658
Delaware	1	28,000,000.00	3.91%	24	4.2775	1.743600
									Property Type³
Florida	4	100,002,176.58	13.95%	27	4.8175	2.850388
Georgia	6	99,501,889.43	13.88%	23	5.2365	0.949639		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	3	4,116,407.77	0.57%	25	5.1500	0.639400		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	2	15,250,814.10	2.13%	27	5.9800	2.347300	Defeased	7	65,212,565.53	9.10%	27	5.4026	NAP
Iowa	1	2,678,430.34	0.37%	25	5.1500	0.639400	Industrial	7	130,619,246.75	18.23%	28	5.2036	2.563999
Kansas	4	3,128,785.81	0.44%	25	5.1500	0.639400	Lodging	29	139,698,282.30	19.49%	26	5.2029	1.760499
Kentucky	1	6,990,260.44	0.98%	28	5.5950	1.285700	Multi-Family	8	95,322,234.61	13.30%	26	5.4650	1.605128
Maryland	2	1,635,501.73	0.23%	25	5.1500	0.639400	Office	10	151,662,935.15	21.16%	24	5.0538	1.307318
Massachusetts	1	38,629,000.00	5.39%	27	4.8570	1.914400	Retail	10	94,802,819.25	13.23%	20	4.6085	2.052241
Michigan	4	24,593,762.61	3.43%	23	5.3202	1.166543	Self Storage	8	39,326,243.12	5.49%	27	5.1650	2.664713
Mississippi	1	1,785,620.26	0.25%	25	5.1500	0.639400	Totals	79	716,644,326.71	100.00%	25	5.1438	1.854658
Missouri	3	7,308,401.34	1.02%	25	5.1500	0.639400
New Jersey	1	12,532,556.40	1.75%	26	5.9800	2.461200
New York	1	21,330,000.00	2.98%	27	5.3150	0.883300
North Carolina	2	1,477,482.23	0.21%	25	5.1500	0.639400
Oklahoma	4	4,408,160.15	0.62%	26	5.4550	1.368332
Pennsylvania	3	21,160,002.94	2.95%	27	5.2082	1.618811
Rhode Island	1	5,668,379.13	0.79%	27	5.1200	2.320200

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	65,212,565.53	9.10%	27	5.4026	NAP	Defeased	7	65,212,565.53	9.10%	27	5.4026	NAP
	4.250% or less	1	20,000,000.00	2.79%	23	4.1212	2.596600	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	2	36,324,946.29	5.07%	10	4.2730	1.660087	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	9	188,810,264.92	26.35%	27	4.9340	2.179699	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	14	200,473,870.87	27.97%	24	5.1017	2.030639	49 months or greater	43	651,431,761.18	90.90%	25	5.1179	1.886142
	5.251% to 5.500%	7	98,236,468.07	13.71%	27	5.3580	1.301977	Totals	50	716,644,326.71	100.00%	25	5.1438	1.854658
	5.501% to 5.750%	8	79,802,840.53	11.14%	28	5.6321	1.294108
	5.751% or more	2	27,783,370.50	3.88%	27	5.9800	2.398678
	Totals	50	716,644,326.71	100.00%	25	5.1438	1.854658
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	65,212,565.53	9.10%	27	5.4026	NAP	Defeased	7	65,212,565.53	9.10%	27	5.4026	NAP
	60 months or less	43	651,431,761.18	90.90%	25	5.1179	1.886142	Interest Only	19	359,220,732.14	50.13%	25	4.9598	2.128722
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	263 months or less	3	31,417,325.18	4.38%	6	5.0272	1.591228
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	264 months to 300 months	21	260,793,703.86	36.39%	27	5.3466	1.587536
	Totals	50	716,644,326.71	100.00%	25	5.1438	1.854658	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	50	716,644,326.71	100.00%	25	5.1438	1.854658
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	65,212,565.53	9.10%	27	5.4026	NAP			No outstanding loans in this group
Underwriter's Information		2	30,000,000.00	4.19%	26	5.0350	2.480000
	12 months or less	39	584,441,500.74	81.55%	25	5.1148	1.926837
	13 months to 24 months	2	36,990,260.44	5.16%	26	5.2341	0.761535
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	716,644,326.71	100.00%	25	5.1438	1.854658
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	883100935	IN	Miami	FL	Actual/360	4.981%	283,515.75	0.00	0.00	N/A	12/06/28	--	66,100,000.00	66,100,000.00	08/06/26
2	301741335	LO	Nashville	TN	Actual/360	5.035%	130,070.83	0.00	0.00	N/A	10/06/28	--	30,000,000.00	30,000,000.00	08/06/26
2A	301741338				Actual/360	5.035%	86,713.89	0.00	0.00	N/A	10/06/28	--	20,000,000.00	20,000,000.00	08/06/26
2B	301741340				Actual/360	5.035%	43,356.94	0.00	0.00	N/A	10/06/28	--	10,000,000.00	10,000,000.00	08/06/26
4	301741343	OF	Watertown	MA	Actual/360	4.857%	161,562.57	0.00	0.00	N/A	11/06/28	--	38,629,000.00	38,629,000.00	08/06/26
5	301741346	OF	Alpharetta	GA	Actual/360	4.995%	128,035.81	35,601.60	0.00	N/A	11/06/28	--	29,767,115.90	29,731,514.30	08/06/26
6	310947399	LO	Various	Various	Actual/360	5.150%	133,041.67	0.00	0.00	N/A	09/11/28	--	30,000,000.00	30,000,000.00	07/11/26
7	301741354	RT	Franklin Park	NJ	Actual/360	5.410%	106,005.97	82,104.80	0.00	10/06/28	12/06/30	10/06/28	22,754,843.72	22,672,738.92	08/06/26
8	883100900	RT	Newark	DE	Actual/360	4.277%	103,135.28	0.00	0.00	N/A	08/01/28	--	28,000,000.00	28,000,000.00	08/01/26
9	307331097	MF	Norcross	GA	Actual/360	5.540%	124,427.44	29,553.88	0.00	N/A	12/06/28	--	26,082,379.71	26,052,825.83	08/06/26
10	416000267	OF	Marietta	GA	Actual/360	5.330%	109,393.85	35,470.12	0.00	N/A	12/06/28	--	23,834,524.43	23,799,054.31	03/06/26
11	416000268	IN	Memphis	TN	Actual/360	5.450%	106,061.35	38,490.56	0.00	N/A	12/01/28	--	22,599,636.05	22,561,145.49	08/01/26
13	307331102	Various Various		CA	Actual/360	5.190%	97,262.18	38,764.16	0.00	N/A	12/06/28	--	21,762,933.62	21,724,169.46	08/06/26
14	321080014	IN	Danbury	CT	Actual/360	5.725%	112,400.83	0.00	0.00	N/A	11/06/28	--	22,800,000.00	22,800,000.00	08/06/26
15	416000265	MF	Brooklyn	NY	Actual/360	5.315%	97,623.26	0.00	0.00	N/A	11/01/28	--	21,330,000.00	21,330,000.00	08/01/26
16	310946728	RT	Aventura	FL	Actual/360	4.121%	70,977.08	0.00	0.00	N/A	07/01/28	--	20,000,000.00	20,000,000.00	08/01/26
17	416000251	MF	Lansing	MI	Actual/360	5.140%	73,361.19	31,357.58	0.00	N/A	04/01/28	--	16,574,638.66	16,543,281.08	08/01/26
18	301741344	MF	Tulsa	OK	Actual/360	5.430%	81,783.00	20,441.19	0.00	N/A	11/06/28	--	17,490,572.12	17,470,130.93	08/06/26
19	301741342	MF	Indianapolis	IN	Actual/360	5.980%	78,621.28	17,101.17	0.00	N/A	11/06/28	--	15,267,915.27	15,250,814.10	08/06/26
20	883100922	LO	Virginia Beach	VA	Actual/360	4.912%	57,464.88	22,258.13	0.00	N/A	09/06/28	--	13,584,409.46	13,562,151.33	08/06/26
21	883100933	OF	Marietta	GA	Actual/360	5.001%	59,368.34	74,287.40	0.00	11/05/25	11/05/28	--	13,786,019.54	13,711,732.14	08/05/26
22	301741331	LO	Vineland	NJ	Actual/360	5.980%	64,637.24	19,718.17	0.00	N/A	10/06/28	--	12,552,274.57	12,532,556.40	08/06/26
23	301741327	OF	Yardley	PA	Actual/360	5.260%	52,558.25	20,690.83	0.00	N/A	10/06/28	--	11,603,685.66	11,582,994.83	08/06/26
24	410947371	IN	Vernon	CA	Actual/360	5.000%	55,972.22	0.00	0.00	N/A	12/11/28	--	13,000,000.00	13,000,000.00	08/11/26
25	321080025	OF	Various	AZ	Actual/360	4.755%	52,615.40	0.00	0.00	N/A	10/06/28	--	12,850,000.00	12,850,000.00	08/06/26
26	307331103	MF	North Little Rock	AR	Actual/360	5.460%	51,396.68	15,871.86	0.00	N/A	12/06/28	--	10,931,587.13	10,915,715.27	08/06/26
27	301741347	RT	Vero Beach	FL	Actual/360	5.018%	49,415.02	14,597.73	0.00	N/A	11/06/28	--	11,435,868.39	11,421,270.66	08/06/26
28	310947522	LO	Franklin	TN	Actual/360	5.110%	45,864.70	18,819.46	0.00	N/A	12/11/28	--	10,423,138.20	10,404,318.74	08/11/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	301741355	RT	Windsor	CT	Actual/360	5.230%	49,920.56	13,440.48	0.00	N/A	12/06/28	--	11,084,561.81	11,071,121.33	08/06/26
31	883100955	RT	Fairfax	VA	Actual/360	4.258%	30,580.28	15,255.14	0.00	N/A	05/10/23	11/10/26	8,340,201.43	8,324,946.29	08/10/26
32	301741350	OF	East Norriton Townshi PA		Actual/360	5.145%	38,544.62	0.00	0.00	N/A	12/06/28	--	8,700,000.00	8,700,000.00	08/06/26
33	416000264	LO	McKinney	TX	Actual/360	5.720%	32,341.96	17,057.50	0.00	N/A	11/01/28	--	6,566,155.31	6,549,097.81	08/01/26
34	301741356	OF	Louisville	KY	Actual/360	5.595%	33,727.47	10,165.46	0.00	N/A	12/06/28	--	7,000,425.90	6,990,260.44	08/06/26
35	410947497	SS	Buellton	CA	Actual/360	4.995%	32,259.38	0.00	0.00	N/A	11/11/28	--	7,500,000.00	7,500,000.00	08/11/26
36	416000270	LO	Sterling Heights	MI	Actual/360	5.720%	32,809.00	10,816.13	0.00	N/A	12/01/28	--	6,660,974.15	6,650,158.02	08/01/26
37	301741349	MF	Normal	IL	Actual/360	5.750%	32,193.19	8,292.18	0.00	N/A	11/06/28	--	6,501,849.97	6,493,557.79	08/06/26
38	410947557	SS	Various	Various	Actual/360	5.615%	30,308.55	8,218.14	0.00	N/A	11/11/28	--	6,268,393.06	6,260,174.92	08/11/26
39	410945757	IN	Newnan	GA	Actual/360	4.900%	27,848.33	0.00	0.00	N/A	11/11/28	--	6,600,000.00	6,600,000.00	08/11/26
40	410947353	SS	Ojai	CA	Actual/360	5.040%	26,040.00	0.00	0.00	N/A	11/11/28	--	6,000,000.00	6,000,000.00	08/11/26
41	301741348	OF	Providence	RI	Actual/360	5.120%	25,024.88	7,625.88	0.00	N/A	11/06/28	--	5,676,005.01	5,668,379.13	08/06/26
43	600947466	SS	Joliet	IL	Actual/360	5.530%	27,381.18	0.00	0.00	N/A	11/11/28	--	5,750,000.00	5,750,000.00	08/11/26
44	301741333	MF	Parachute	CO	Actual/360	5.240%	23,631.97	7,725.61	0.00	N/A	10/06/28	--	5,237,323.94	5,229,598.33	08/06/26
45	410947387	RT	Marietta	GA	Actual/360	5.330%	20,905.86	7,370.47	0.00	N/A	11/11/28	--	4,554,928.64	4,547,558.17	08/11/26
46	307331092	RT	Georgetown	TX	Actual/360	5.330%	19,965.29	0.00	0.00	N/A	11/06/28	--	4,350,000.00	4,350,000.00	08/06/26
47	410947336	SS	Paso Robles	CA	Actual/360	4.870%	16,774.44	0.00	0.00	N/A	12/11/28	--	4,000,000.00	4,000,000.00	08/11/26
48	410947031	RT	Phoenix	AZ	Actual/360	4.815%	14,280.23	6,532.44	0.00	N/A	12/11/28	--	3,444,131.73	3,437,599.29	08/11/26
49	410947115	RT	Port Angeles	WA	Actual/360	5.260%	15,853.06	0.00	0.00	N/A	11/11/28	--	3,500,000.00	3,500,000.00	08/11/26
50	410945972	RT	Dallas	TX	Actual/360	5.505%	14,695.29	0.00	0.00	N/A	12/11/28	--	3,100,000.00	3,100,000.00	08/11/26
51	416000257	MF	Mobile	AL	Actual/360	5.400%	8,748.40	5,238.59	0.00	N/A	07/01/28	--	1,881,376.48	1,876,137.89	08/01/26
52	410945156	RT	Troy	MI	Actual/360	5.550%	6,701.28	1,862.67	0.00	N/A	11/11/28	--	1,402,186.18	1,400,323.51	08/11/26
Totals							3,177,178.12	634,729.33	0.00				717,279,056.04	716,644,326.71
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	10,582,151.33	2,736,370.35	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	23,157,875.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,855,997.49	955,870.08	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,163,605.37	221,649.41	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	15,858,511.96	12,930,715.12	07/01/24	06/30/25	--	0.00	0.00	132,912.50	132,912.50	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	42,231,728.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,871,148.70	1,183,632.25	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,037,765.84	782,285.31	01/01/25	09/30/25	08/11/26	5,060,635.08	23,205.12	121,324.31	700,606.67	0.00	0.00
11	3,794,463.16	1,092,898.11	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,305,612.82	2,280,606.76	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,550,925.40	899,933.44	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,026,404.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	177,456,385.50	47,640,243.14	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,021,199.36	1,139,637.08	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	5,889,790.76	2,833,901.03	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	12,510,027.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	4,877,413.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,133,739.16	2,679,965.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,529,804.89	327,963.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,216,612.47	305,719.02	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	13,984,766.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,099,436.94	232,881.56	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,575,409.41	850,800.30	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	4,825.12	0.00
28	943,021.20	1,021,799.55	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1,029,397.52	521,750.95	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	15,290,052.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	963,832.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	936,759.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	588,368.17	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	970,567.10	585,959.70	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	101,060.06	(331,704.16)	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	856,006.28	205,969.02	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	729,502.76	354,710.73	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	238,418.23	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	1,626,418.06	904,269.86	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	913,959.16	264,954.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	842,579.81	376,732.32	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
48	963,597.77	474,558.43	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
49	380,742.46	190,371.23	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
50	370,582.95	94,994.77	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	323,851.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	366,972,707.49	84,586,223.80				5,060,635.08	23,205.12	254,236.81	833,519.17	4,825.12	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
21	883100933	74,287.40	Partial Liquidation (Curtailment)	0.00	0.00
Totals		74,287.40		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	23,799,054.31	0	0.00	1	23,799,054.31	0	0.00	1	74,287.40	0	0.00	5.143790%	5.106781%	25
07/17/26	0	0.00	0	0.00	1	23,834,524.43	0	0.00	0	0.00	0	0.00	1	66,885.68	0	0.00	5.143920%	5.106915%	26
06/17/26	0	0.00	1	23,873,350.93	0	0.00	0	0.00	0	0.00	0	0.00	1	65,208.45	0	0.00	5.144065%	5.107065%	27
05/15/26	1	23,908,481.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	59,257.35	0	0.00	5.144195%	5.107199%	28
04/17/26	1	23,946,981.07	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	61,383.64	0	0.00	5.144340%	5.115671%	29
03/17/26	1	23,981,775.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	66,803.03	0	0.00	5.144468%	5.115809%	30
02/18/26	1	24,027,033.92	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	60,790.33	0	0.00	5.144638%	5.115990%	31
01/16/26	1	24,061,462.46	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	64,422.35	0	0.00	5.144765%	5.126525%	32
12/17/25	0	0.00	1	24,095,733.71	0	0.00	0	0.00	0	0.00	0	0.00	1	69,229.63	0	0.00	5.144890%	5.126650%	33
11/18/25	1	24,133,405.14	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.145028%	5.126788%	34
10/20/25	1	24,167,347.70	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	9,481,426.20	5.145164%	5.126924%	35
09/17/25	1	24,204,702.45	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.144791%	5.126577%	36
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	310947399	07/11/26	0	B	132,912.50	132,912.50	0.00	30,000,000.00	01/28/26	1
10	416000267	03/06/26	4	6	121,324.31	700,606.67	18,888.01	23,981,775.35	05/08/26	7			07/07/26
Totals					254,236.81	833,519.17	18,888.01	53,981,775.35
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		8,324,946	8,324,946	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		66,419,419	66,419,419	0		0
25 - 36 Months		641,899,961	618,100,907	0		23,799,054
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	716,644,327	692,845,272	0	0	0	23,799,054
Jul-26	717,279,056	693,444,532	0	0	23,834,524	0
Jun-26	717,954,478	694,081,127	0	23,873,351	0	0
May-26	718,574,759	694,666,278	23,908,482	0	0	0
Apr-26	719,237,380	695,290,399	23,946,981	0	0	0
Mar-26	719,848,516	695,866,741	23,981,775	0	0	0
Feb-26	720,615,622	696,588,588	24,027,034	0	0	0
Jan-26	721,220,422	697,158,959	24,061,462	0	0	0
Dec-25	721,826,355	697,730,621	0	24,095,734	0	0
Nov-25	722,485,881	698,352,476	24,133,405	0	0	0
Oct-25	723,022,194	698,854,847	24,167,348	0	0	0
Sep-25	733,104,194	708,899,491	24,204,702	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	310947399	30,000,000.00	30,000,000.00	377,700,000.00	07/10/18	8,847,954.62	0.63940	06/30/25	09/11/28	I/O
10	416000267	23,799,054.31	23,981,775.35	21,400,000.00	06/12/26	536,881.56	0.41170	09/30/25	12/06/28	267
Totals		53,799,054.31	53,981,775.35	399,100,000.00		9,384,836.18

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	310947399	LO	Various	01/28/26	1

Loan transferred to special servicing effective 1/28/26 due to imminent default. The Loan is paid current as of May 2026. Collateral consists of 22 mixed service hotels, totaling 2,943 keys. Loan is paid through 4/11/2026. Servicer is actively negotiating forbearance terms with Borrower. Appraisal updates were ordered.

10	416000267	OF	GA	05/08/26	7

Loan transferred to Special Servicing on 05/08/26 due to imminent monetary default. Special servicer did not receive any proposed resolution strategies from the Borrower. The Lender was the successful bidder at the foreclosure sale and title to the REO property was acquired on 7/7/2026. Special Servicer has engaged a property manager and assumed operational control of the asset.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	301741335	0.00	5.03500%	0.00	5.03500%	10	02/09/21	02/01/21	--
2A	301741338	0.00	5.03500%	0.00	5.03500%	10	02/09/21	02/01/21	--
2B	301741340	0.00	5.03500%	0.00	5.03500%	10	02/09/21	02/01/21	--
33	416000264	7,636,991.95	5.72000%	7,625,208.92 5.72000%		10	07/14/20	04/01/20	08/11/20
Totals		7,636,991.95		7,625,208.92
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	0.00	0.00	780.42	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	0.00	0.00	520.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	0.00	0.00	260.14	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	0.00	0.00	1,636.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	6,458.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	5,131.04	0.00	0.00	23,205.12	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	976.23	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	957.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	11,589.37	0.00	5,130.66	23,205.12	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		39,925.15

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Supplemental Notes
None

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